2. Basis for preparation and disclosure of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Basis For Preparation And Disclosure Of Financial Statements Tables Abstract
Effects of the adoption of new accounting pronouncement
	Originally Reported	Adjustments	Balances under IFRS 15 and 9
	Jan 1st, 2018		Jan 1st, 2018
Assets	32,600,365	(58,100)	32,542,265

Current assets	7,607,388	38,474	7,645,862
Trade accounts receivable (e)	2,540,856	(130,137)	2,410,719
Contractual assets (b)	-	5,397	5,397
Inventories	123,785		123,785
Prepaid expenses (a, c)	168,366	163,214	331,580
Other assets	4,774,381		4,774,381
Non-current assets	24,992,977	(96,574)	24,896,403
Long-term receivables	2,841,962	32,186	2,874,148
Trade accounts receivable	26,207		26,207
Prepaid expenses (a, c)	39,466	32,186	71,652
Other assets	2,776,289		2,776,289
Property, plant and equipment	10,838,488		10,838,488
Intangible assets (c)	11,312,527	(128,760)	11,183,767

Liabilities and shareholders’ equity	32,600,365	(58,100)	32,542,265

Total liabilities	14,449,181	4,020	14,453,201
Current liabilities	7,224,437	30,295	7,254,732
Contractual liability and deferred revenue (d)	480,431	30,295	510,726
Other liabilities	6,744,006		6,744,006
Non-current liabilities	7,224,744	(26,275)	7,198,469
Contractual liability and deferred revenue (d)	990,932	5,408	996,340
Deferred income and social contribution taxes (f)	98,919	(31,683)	67,236
Other liabilities	6,134,893		6,134,893
Shareholders’ equity	18,151,184	(62,119)	18,089,065
Capital shares	9,866,298		9,866,298
Revenue reserves	6,612,819	(62,119)	6,550,700
Other	1,672,067		1,672,067

	Balances without IFRS 15 and IFRS 9	Adjustments	Balances with IFRS 15 and IFRS 9

Net revenue (b, d)	17,050,176	(68,847)	16,981,329
Cost of services provided and goods sold	(4,581,463)	-	(4,581,463)
	12,468,713	(68,847)	12,399,866

Operating revenue (expenses)
Selling expenses (a, e)	(4,685,128)	(122,849)	(4,807,977)
General and administrative expenses	(936,756)	-	(936,756)
Other income (expenses), net	(283,289)	-	(283,289)
	(5,905,173)	(122,849)	(6,028,022)

	6,563,540	(191,696)	6,371,844

Depreciation and amortization (c)	(4,124,567)	170,246	(3,954,321)

Financial income (expenses)	(537,333)	-	(537,333)

Income before income and social contribution taxes	1,901,640	(21,450)	1,880,190

Income and social contribution taxes (f)	657,617	7,294	664,911

Net income for the year	2,559,257	(14,156)	2,545,101

The principal adjustments arising from the new standard are as follows:

a-	Costs of obtaining contracts with customers, which are deferred over the period of the contract (retention period of 12 to 24 months), net of any impairment adjustments.
b-	Contractual assets recognized when the Company has fufilled the performance obligations through the sale of equipment/devices or the provision of services to the client before the client pays the consideration, or before the payment is due.
c-	Reclassification to the “prepaid expenses” account of costs of obtaining contracts that were formerly capitalized as intangible assets.
d-	Contractual liabilities recognized when the client has paid the consideration, or when the Company has the right to a consideration amount that is unconditional, before the Company has fulfilled the performance obligation, due to the provision of services to the client.
e-	Increase in the provision for losses from doubtful accounts arising from the use of the new standard IFRS 9, in which the Company should recognize a provision for expected credit losses.
f-	Tax impact on first-time adjustments under the new accounting standards.

Contractual assets and liabilities
2018

Contractual assets	130
Contractual liabilities	(20,928)

Changes in contractual assets and liabilities
Contractual assets (liabilities)
Balance as at January 1, 2018	(12.305)
Additions	(23.545)
Write-off	15.052
Balance as at December 31, 2018	(20.798)

Estimated realization of contractual assets (liabilities)
	2019	2020
Contractual assets (liabilities)	(17,130)	(3,668)